Accounts Receivable - Summary of Changes in Loss Allowance of Accounts Receivable (Detail) - Impairment of accounts receivable [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Beginning balance	¥ 5,668	¥ 5,762
Impairment loss recognized	4,480	3,415
Accounts receivable written off	(3,074)	(3,509)
Ending balance	7,269	5,668
As restated [member]
Disclosure of financial assets [line items]
Beginning balance	5,863	5,762
Ending balance		¥ 5,863
Increase (decrease) due to changes in accounting policy [member]
Disclosure of financial assets [line items]
Changes in accounting policy-IFRS 9	¥ 195